Lease liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of Leases [Line Items]
Right-of-use assets	$ 2,602	$ 3,374	$ 4,656		$ 4,049
Lease liabilities	3,569	4,620	5,776			$ 4,104
Lease liabilities	2,278	3,373	4,762			3,204
Current lease liabilities	1,291	1,247	1,014			$ 900
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16				14.20%
Rental charges	$ 1,248	$ 1,411	$ 660
IFRS 16
Disclosure of Leases [Line Items]
Right-of-use assets				$ 2,602